Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	$ 770,000	$ 1,193,000
2022 - 2023 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	770,000
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000